Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
First Trust Senior Loan Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund’s secondary investment objective is the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund seeks to outperform each of the LL100 and MI100 (as defined below) by investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans (“Senior Loans”). The S&P/LSTA U.S. Leveraged Loan 100 Index (the “LL100”) is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The LL100 consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The Markit iBoxx USD Liquid Leveraged Loan Index (the “MI100”) selects the 100 most liquid Senior Loans in the market. The Fund does not seek to track either the LL100 or MI100, but rather seeks to outperform each of the indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the LL100 and/or MI100 at the time of investment.A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, such as the London Interbank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate ("SOFR"), a similar reference rate, or the prime rate offered by one or more major U.S. banks. A Senior Loan is considered senior to all other unsecured claims against the borrower, senior to or equal with all other secured claims, meaning that in the event of a bankruptcy of the borrower the Senior Loan, together with other first lien claims, is entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing unsecured claims or interests receive repayment. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence.The Fund may invest significantly in “covenant-lite” loans, which are loans issued with fewer restrictions on collateral, payment terms and level of income. Traditional loans generally have protective covenants built into the contract to protect the lender, including financial maintenance tests that measure the debt-service capabilities of the borrower; however, covenant-lite loans lack many of these lender protection provisions. Covenant-lite loans carry more risk than traditional loans and allow borrowers to engage in activities that would be difficult or impossible under a traditional loan agreement. The lack of traditional lender protection provisions contained in covenant-lite loans may impact recovery values and/or trading levels in the future.The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Fund may invest in Senior Loans directly, either from the borrower as part of a primary issuance or in the secondary market through assignments of portions of Senior Loans from third parties, or participations in Senior Loans, which are contractual relationships with an existing lender in a loan facility whereby the Fund purchases the right to receive principal and interest payments on a loan but the existing lender remains the record holder of the loan. The Senior Loans included in the Fund’s portfolio often maintain a duration of less than 90 days; however, the inclusion of LIBOR floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days.When identifying prospective investment opportunities in Senior Loans, First Trust Advisors L.P., the Fund’s investment advisor, currently intends to invest primarily in Senior Loans that are below investment grade quality at the time of investment, and relies on fundamental credit analysis in an effort to attempt to minimize the loss of the Fund’s capital and to select assets that provide attractive relative value. Securities rated below investment grade, commonly referred to as “junk” or “high yield”securities, include securities that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”), Fitch Inc., or Standard & Poor’s, Inc. (“S&P”), respectively. The Fund may invest in securities of any rating. The Fund may also invest in unrated securities deemed by the investment advisor to be of comparable quality to those securities rated below investment grade.The Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities, which may include convertible bonds), (2) warrants, U.S. and non-U.S. equity and equity-like positions and interests and other securities issued by or with respect to a borrower or its affiliates, and/or (3) securities of other investment companies. In addition, the Fund may invest up to 15% of its net assets in Senior Loans and/or other floating rate loans that are distressed or in default. The Fund may also invest in companies with various market capitalizations.The Fund’s investment advisor combines a fundamental credit selection process with relative value analysis and top-down macroeconomic perspectives when selecting investment opportunities. The Fund’s investment advisor believes that an evolving investment environment offers varying degrees of investment risk opportunities in the bank loan, high yield and other fixed income instrument markets. To capitalize on attractive investments and effectively manage potential risk, the Fund’s investment advisor believes that the combination of thorough and continuous credit analysis, market evaluation, diversification and the ability to reallocate investments is critical to achieving higher risk-adjusted returns.As of January 31, 2022, the Fund had significant investments in information technology companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.BANK LOANS RISK. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions. If the Fund holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, particularly for second lien loans or other junior or subordinated loans held by the Fund. The Fund’s rights to collateral also may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. As such, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days) which may cause the Fund to be unable to realize the full value of its investment. In addition, bank loans are generally not registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and may not be considered “securities,” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.CALL RISK. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.CASH TRANSACTIONS RISK. The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.CONVERTIBLE SECURITIES RISK. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price.COVENANT-LITE LOANS RISK. Substantially all of the senior loans in which the Fund invests are expected to be covenant-lite loans. Covenant-lite loans contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle.CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.DEFAULTED SECURITIES RISK. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. The reorganization or liquidation of an issuer of a defaulted security may result in the Fund losing its entire investment or being required to accept cash or securities with a value less than its original investment. It may also be difficult to obtain complete and accurate information regarding the true financial condition of the issuer of a defaulted security. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.DISTRESSED SECURITIES RISK. Distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in high-yield securities that are not in default. In some instances, the Fund will not receive interest payments from the distressed securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a distressed debt security, the Fund may lose its entire investment in the security.EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.FLOATING RATE DEBT INSTRUMENTS RISK. Investments in floating rate debt instruments are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. Floating rate debt instruments include debt securities issued by corporate and governmental entities, as well as bank loans, mortgage-backed securities and asset-backed securities. Floating rate debt instruments are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. Most commonly, the coupon rate of a floating rate debt instrument is set at the level of a widely followed interest rate, plus a fixed spread. As a result, the coupon on floating rate debt instrument will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the instrument. A floating rate debt instrument’s coupon rate resets periodically according to its terms. Consequently, in a rising interest rate environment, floating rate debt instruments with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate debt instruments may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate. To the extent the Fund invests in floating rate loans, such instruments may be subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such securities. It is possible that the collateral securing a floating rate loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, floating rate loans may not be considered “securities” under federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.HIGH YIELD SECURITIES RISK. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.INCOME RISK. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.INDEX OR MODEL CONSTITUENT RISK. The Fund may be a constituent of one or more indices or ETF models. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund’s shares, the size of the Fund and the market volatility of the Fund. Inclusion in an index could increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in the Fund’s shares.INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies. As a shareholder in another investment company, the Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the Fund will incur brokerage costs when purchasing and selling shares of exchange-traded investment companies.LIBOR TRANSITION RISK. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, intends to cease making LIBOR available as a reference rate over a phase-out period that is currently expected to begin after the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrators, and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. In the United States, it is anticipated that in many instances the Secured Overnight Financing Rate (“SOFR”) will replace LIBOR as the reference rate for many of the floating rate instruments held by the Fund. There is no assurance that the composition or characteristics of SOFR, or any alternative reference rate, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects (as well as other unforeseen effects) of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objectives.MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of reasonably normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value.OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.SENIOR LOAN RISK. Senior loans represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds; however, senior loans are different from traditional high yield bonds in that senior loans are typically senior to other obligations of the borrower and generally secured by a lien on all or some portion of the assets of the borrower. The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder the Fund’s ability to reprice credit risk associated with a particular borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.Senior loans are also subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding senior loans. If the Fund holds a senior loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. Although senior loans are generally secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell its position in a senior loan and which may make it difficult to accurately value senior loans. Lastly, senior loans may not be considered “securities,” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.VALUATION RISK. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Debt securities are commonly valued by third-party pricing services that utilize a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. However, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund.WARRANTS AND RIGHTS RISK. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of three market indices. See “Total Return Information” for additional performance information regarding the Fund. The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.
Bar Chart [Heading]	rr_BarChartHeading	First Trust Senior Loan Fund <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:Best QuarterWorst Quarter6.43%June 30, 2020-9.65%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2021
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
First Trust Senior Loan Fund | First Trust Senior Loan Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
2014	rr_AnnualReturn2014	1.90%
2015	rr_AnnualReturn2015	0.31%
2016	rr_AnnualReturn2016	7.09%
2017	rr_AnnualReturn2017	2.85%
2018	rr_AnnualReturn2018	(0.84%)
2019	rr_AnnualReturn2019	9.48%
2020	rr_AnnualReturn2020	2.57%
2021	rr_AnnualReturn2021	4.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.65%)
1 Year	rr_AverageAnnualReturnYear01	4.02%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
First Trust Senior Loan Fund | After tax on distributions | First Trust Senior Loan Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.68%
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
First Trust Senior Loan Fund | After tax on distributions and sale of fund shares | First Trust Senior Loan Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
First Trust Senior Loan Fund | S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.27%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%	[1]
First Trust Senior Loan Fund | Markit iBoxx USD Liquid Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.76%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
First Trust Senior Loan Fund | S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%

[1]	Prior to March 1, 2021, the Fund’s primary benchmark was the S&P/LSTA U.S. Leveraged Loan 100 Index (“LL 100”). Effective March 1, 2021, the Fund selected the S&P/LSTA Leveraged Loan Index (“LLI”) because LLI is more representative of the Fund’s portfolio. The Fund will continue to maintain LL 100 and the Markit iBoxx USD Liquid Leveraged Loan Index (“MI 100”) as secondary benchmarks.